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October 1, 2007
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Fund Profile

T. Rowe Price

Summit Municipal
Money Market Fund

Summit Municipal
Intermediate Fund

Summit Municipal
Income Fund

Municipal money market and bond funds for investors seeking tax-exempt income.

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This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.
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Fund Profile

T. Rowe Price Summit Municipal Funds, Inc.

T. Rowe Price Summit Municipal Money Market Fund — TRSXX
T. Rowe Price Summit Municipal Intermediate Fund — PRSMX
T. Rowe Price Summit Municipal Income Fund — PRINX

What is each fund`s objective?

Money Market Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

Income Fund seeks a high level of income exempt from federal income taxes.

What is each fund`s principal investment strategy?

Money Market Fund  The fund, which is managed to provide a stable share price of $1.00, invests in high-quality municipal securities whose income is expected to be exempt from federal income taxes. All securities held by the fund will mature in 13 months or less. The fund`s weighted average maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates.

In selecting securities, the fund manager may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, if we expect rates to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

Intermediate Fund  This bond fund will invest primarily in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund`s weighted average effective maturity will normally range between five and 10 years. Targeting effective maturity gives the fund manager additional flexibility. At least 90% of the fund`s portfolio will consist of investment-grade tax-exempt securities rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. To enhance income, we may invest up to 10% of the fund`s total assets in below investment-grade bonds, known as "junk" bonds in the taxable market, including those with the lowest ratings. The fund`s income should be higher than the Money Market Fund`s, but its share price will vary.

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Fund Profile

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, the manager may buy longer-term securities to provide higher yield and appreciation potential. And if, for instance, our economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.

A significant portion of each fund`s assets may be invested in securities subject to the alternative minimum tax.

Income Fund  This bond fund will invest at least 65% of total assets in long-term, tax-exempt bonds. The fund will invest at least 80% of its total assets in investment-grade bonds rated from AAA to BBB or equivalent by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. To enhance income, we may invest up to 20% of the fund`s total assets in noninvestment-grade "junk" bonds. We may buy securities of any maturity, and the weighted average maturity is expected to exceed 15 years but may be less than that when, in the judgment of the portfolio manager, a shorter weighted average maturity is in the best interest of the fund. The fund`s income should be higher than the Intermediate Fund`s, but its share price should fluctuate more.

The fund manager decides to buy or sell different types of securities based on the same type of criteria that apply to the Intermediate Fund, except that the average maturities in this fund will be longer and the component of noninvestment-grade bonds may go as high as 20%.

Table 1  Differences Among Funds
Fund	Credit quality categories	Income	Expected share price fluctuation	Expected average maturity
Money Market	Two highest short term	Lower	Stable	90 days or less
Intermediate	Primarily four highest	Moderate	Moderate	5 to 10 years
Income	Primarily four highest	Highest	Highest	15+ years

The Intermediate and Income Funds may use derivatives to manage exposure to interest rates.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or credit quality, or to shift assets into higher-yielding securities.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to

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Fund Profile

exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

Money Market Fund  Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Intermediate and Income Funds  These funds are subject to the usual risks of fixed-income investing:

  Interest rate risk  This is the decline in bond prices that accompanies a rise in the overall level of interest rates. It is a major source of risk for investors in these two funds. Because shorter-term bond funds are less sensitive to interest rate increases or decreases than longer-term bond funds, price volatility for the Intermediate Fund is expected to be lower than for the Income Fund. However, by targeting effective maturity, the Intermediate Fund could experience greater volatility than if it focused on a stated maturity or maturity range. This is because when interest rates rise sharply, bonds that had been trading to their nearest call date (hence "effective maturity") can suddenly trade to their stated maturity date.

  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Investment-grade (AAA through BBB) securities generally have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may

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  Fund Profile

  have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. Finally, adverse developments in a particular state could result in price declines for a fund with significant investments in that state.

  Political risk  This risk is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals. Also, a municipal bond issuer can be adversely affected by changes in regulations. For example, hospital bonds have been hurt by changes in Medicare reimbursement rates, and utility bonds could be harmed by rate regulation.

  Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.

  Derivatives risk  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds` share prices will also fluctuate; when you sell your shares, you may lose money. An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. (However, if you are subject to the alternative minimum tax (AMT), you may wish to check a fund`s AMT exposure.) If a Summit Municipal Fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, and you can meet the $25,000 minimum for initial purchases, the funds could be appropriate for you.

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  Fund Profile

  Use Table 1, entitled Differences Among Funds, which summarizes each fund`s main characteristics, to help choose a fund (or funds) for your particular needs. For example, only the money fund is designed to provide principal stability, which makes it a good choice for you if the stability and accessibility of your investment are more important than the opportunity for higher income or total return. However, if you are investing for higher income and can tolerate some price fluctuation, you should consider a longer-term bond fund.

  The funds are inappropriate for tax-deferred accounts, such as IRAs.

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  Fund Profile

  Table 2  Average Annual Total Returns (Continued)
	Periods ended 09/30/07
	1 year	5 years	10 years
Money Market Fund	3.29%	1.87%	2.37%
Lipper Tax-Exempt Money Market Funds Average	3.02	1.61	2.13
Intermediate Fund
Returns before taxes	3.21	3.33	4.60
Returns after taxes on distributions	3.21	3.33	4.58
Returns after taxes on distributions and sale of fund shares	3.43	3.38	4.54
Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index	3.54	3.50	4.94
Lipper Intermediate Municipal Debt Funds Average	2.53	2.79	4.23
Income Fund
Returns before taxes	2.44	4.44	5.35
Returns after taxes on distributions	2.44	4.44	5.33
Returns after taxes on distributions and sale of fund shares	2.99	4.44	5.26
Lehman Brothers Municipal Bond Index	3.09	4.02	5.32
Lipper General Municipal Debt Funds Average	1.78	3.33	4.33
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  Fund Profile

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

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  Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index is a sub-index of the Lehman Brothers Municipal Bond Index. It is a rules-based, market value-weighted index of bonds with maturities of one year to 16 years and 11 months engineered for the tax-exempt bond market.
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  Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

  What fees and expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

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  Each T. Rowe Price Summit Municipal Fund has a fee covering investment management and ordinary, recurring operating expenses. In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses.
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  Fund Profile

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	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses

Money Market	0.45%	xd1	0.45%
Intermediate	0.50	xd1	0.50
Income	0.50	xd1	0.50
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  Table 3  Fees and Expenses of the Funds*

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Money Market	$46	$144	$252	$567
Intermediate	51	160	280	628
Income	51	160	280	628

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Money Market Fund  Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since 2001. He joined T. Rowe Price in 1991 and has been managing investments since 1994.

  Intermediate Fund  Charles B. Hill manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

  Income Fund  Konstantine B. Mallas manages the fund day to day and has been chairman of its Investment Advisory Committee since 1999. He joined T. Rowe Price in 1987 and has been managing investments since 1991.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for

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  Fund Profile

  IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  Each fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax (AMT). Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C10-035

  T. Rowe Price Investment Services, Inc., Distributor.